Consolidated Balance Sheets - USD ($) $ in Thousands	Jan. 31, 2023	Jan. 31, 2022
Current assets:
Cash and cash equivalents	$ 47,549	$ 10,274
Accounts receivable, net of allowance for doubtful accounts	29,609	17,046
Deferred contract acquisition costs, current	5,456	4,174
Prepaid expenses and other assets	5,300	1,276
Total current assets	87,914	32,770
Property and equipment, net of accumulated depreciation	671	694
Capitalized software, net of accumulated amortization	253	914
Deferred contract acquisition costs, net of current portion	7,751	7,481
Acquired intangible assets, net of accumulated amortization	262,444	14,210
Goodwill	406,608	35,002
Operating lease right-of-use assets	720
Other Assets	550	319
Total assets	766,911	91,390
Current liabilities:
Accounts payable	3,099	4,276
Accrued compensation, accrued expenses, and other current liabilities	18,751	7,020
Current portion of long-term debt	15,938	5,970
Deferred revenue, current	47,977	29,532
Operating lease liabilities, current	406
Total current liabilities	86,171	46,798
Deferred revenue, net of current portion	5,981	9,299
Long-term debt, net of deferred financing costs	157,843	45,503
Operating lease liabilities, net of current portion	427
Warrants	2,581	10,709
Sponsor earnout shares	2,445
Deferred tax liability	22,592
Total liabilities	278,040	112,309
Commitments and contingencies (Note 17)
Redeemable convertible preferred stock	0	132,229
Stockholders' equity (deficit)
Common stock	12	0
Additional paid-in capital	1,243,637	3,873
Accumulated deficit	(754,677)	(156,820)
Accumulated other comprehensive loss	(101)	(201)
Total stockholders' equity (deficit)	488,871	(153,148)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	$ 766,911	$ 91,390